Note 5 - Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

5. ACQUISITIONS

Acquisition of the Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A.

On November 24, 2014, NewLead completed the 100% acquisition of the companies Nepheli Marine Company, Aeolus Compania Naviera S.A. and Kastro Compania Naviera S.A., pursuant to the terms of the SPA, dated October 16, 2014 as amended on November 24, 2014, between NewLead and Thalassa Holdings S.A.. As a result, on November 24, 2014, the Company acquired three oil tanker/asphalt carriers.

The consideration was $21,000 less any accrued liabilities, which shall be satisfied by the issuance of the consideration shares by the Company to Thalassa Holdings S.A. in accordance with the SPA. Accrued liabilities, includes any liabilities of any of the companies and /or the vessels accrued on or before the date of first completion date (November 24, 2014).

The number of the consideration shares to be issued to the Thalassa Holdings S.A. on the first completion date shall be determined by dividing the first completion amount, $3,180, by the stock price. The number of the consideration shares to be issued to the Thalassa Holdings S.A. on the second completion date (falling 20 business days from the first completion date) shall be determined by dividing the remaining amount by the stock price. As of December 19, 2014, the Company signed an agreement that the issuance of shares shall be after demand from Thalassa Holdings S.A . As a result, as of December 31, 2014, no shares have been issued in relation to the transaction above. Please refer to Note 27 for further update.

The acquisition was accounted for under the acquisition method of accounting and, accordingly, the assets acquired and liabilities assumed were recorded at their fair values. The Company estimated the fair values of the assets acquired and liabilities assumed at the date of acquisition as follows:

Fair value on
acquisition date
Cash and cash equivalents	$91
Trade and other receivables, net	244
Inventories	71
Prepaid expenses	8
Vessels	20,350
Total assets	20,764

Accounts payable	2,556
Accrued liabilities	267
Deferred income	110
Bank debt	12,385
Total liabilities	15,318

Fair value of net assets	5,446
Fair value of additional consideration	5,682
Goodwill	$236

The excess of the fair value of total liabilities assumed and other consideration over total identifiable assets acquired resulted in a premium (goodwill) recorded in the line “Goodwill” in the Company’s consolidated balance sheet.

The following table includes unaudited pro forma results of operations for the years ended December 31, 2014 and 2013, as if the acquisition had been consummated as of January 1, 2013 and after giving effect to acquisition accounting adjustments. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place as of January 1, 2013. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations. The actual results of the operations of the three companies are included in the consolidated financial statements of the Company only from the date of the acquisition.

	Year Ended

	December 31, 2014	December 31, 2013
	Unaudited	Unaudited
	(In thousands)
Total Revenues
As reported	$12,609	$7,343
Pro forma	$19,877	$16,827

Operating Loss
As reported	$(57,201)	$(83,169)
Pro forma	$(56,415)	$(82,937)

Net loss applicable to common shareholders
As reported	$(100,223)	$(158,232)
Pro forma	$(92,518)	$(158,464)

Net loss per share applicable to common shareholders
As reported	$(1.30)	$(297,989)
Pro forma	$(1.20)	$(298,426)

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Depreciation Expense	$(392)	$(114)

The contribution of this business combination in the year ended December 31, 2014 since the acquisition date was as follows: (a) approximately $745 in operating revenues and (b) approximately $132 net income, in total net loss.

Acquisition of the Kentucky Property-Five Mile

On December 18, 2012, the Company entered into an agreement (the “Williams-CCE-NewLead Holdings APA”) with Cypress Camon Energy, LLC (“Cypress”), Cypress Camon Investment Management, LLC (“CCIM”) the minority owners of Cypress and certain third parties (together the “Owners”) to purchase:

i.

the Kentucky property-Five Mile ownership and mineral rights for $11,000 in promissory notes payable in their entirety in January 29, 2013 that extended to February 28, 2014. During 2013, the aforementioned liability has been added to the stipulation of settlement (the “December Settlement Agreement”) between NewLead Holdings Ltd. and Hanover Holdings I, LLC, a New York limited liability company (“Hanover”), discussed in Note 14.

As part of the Williams-CCE-NewLead Holdings APA, the Company agreed to help facilitate the December 31, 2012 closing of the Asset Purchase Agreement of the Kentucky property between Williams and Kentucky in which Kentucky transferred its ownership and mineral rights in the Kentucky property-Five Mile to Williams (both Williams and Kentucky are unrelated parties to the Company). In connection with sale between William and Kentucky, on December 28, 2012, the Company issued promissory notes to RJLT Investments LLC, Williams Industries LLC and Kentucky Fuel Corporation in the amount of $1,500, $2,000 and $7,500, respectively, payable in their entirety on January 29, 2013 that later was extended to February 28, 2014. These notes payable were added to the December Settlement Agreement. The Company issued the promissory notes to facilitate the sale to Williams as the Company has agreed to acquire the Kentucky property from Williams on a closing date subsequent to December 31, 2012. In connection with the issuance of the promissory notes, the Company received a security interest in Kentucky property to secure the repayment of the notes. In 2012 the Company was granted access to develop and mine the Kentucky property -Five Mile Mine. However, during 2013, the relative payment schedule was defaulted and the promissory notes were added to the December Settlement Agreement which resulted in the full payment of the amounts due under the Notes in 2014. Although the purchase price for the mine-related assets (including mineral rights, surface rights and mining permits) and the title of land ownership of the Five Mile mine including the Andy Terminal Railroad (the “Five Mile Assets”) in Breathitt County, Kentucky, USA, has been fully paid, the transfer of the Five Mile Assets has yet to occur. Further, according to the Kentucky State mining regulators, upon the successful transfer of the Five Mile Assets, it is a precondition to the transfer of the permits for the replacement of the reclamation bonds for the transfer of the Five Mile Assets. The Company is currently analyzing its next steps towards the completion of the acquisition of Five Mile Assets.

In connection with the acquisitions, the Company agreed to pay CCIM $3,000 in the form of common shares of NewLead (7 shares were issued on March 28, 2013) and a ten year warrant for $6,400 in common shares of NewLead, at an exercise price of $450,000 per share, for the assignment of the acquisition contracts to NewLead. These payments are recorded in “Advance for acquisition of coal property” in the amount of $10,847. In addition, on January 1, 2013, the Company agreed to issue to J Mining & Energy Group 38 common shares as a prepayment for its assistance in supervising, securing and executing the acquisitions. The shares were issued on March 28, 2013 and vested upon issuance. The shares issued to J Mining & Energy Group were recorded in “Selling, general and administrative expenses” in the amount of $26,774.

Following is a detail of the amounts related to Kentucky property- Five Mile included in “Advances for acquisition of coal property” on the consolidated Balance sheet:

	Year ended December 31, 2014	Year ended December 31, 2013
Promissory Note Kentucky	$7,500	$7,500
Promissory Note Williams	2,000	2,000
Promissory Note RJLT	1,500	1,500
Warrant	6,122	6,122
Common shares	4,725	4,725
Other	8	8
Total advances for acquistion of coal property	$21,855	$21,855

Acquisition of the Viking Acquisition Group LLC and Viking Prep Plant LLC

On September 13, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Acquisition Group, LLC, a Kentucky limited liability company (“VAG”), pursuant to the terms of a unit purchase agreement. VAG’s primary asset was certain mining permits at the Viking Mine located in Pike, Floyd, and Letcher Counties in Kentucky.

Pursuant to the terms of the unit purchase agreement, the Company shall pay $15,000 for the membership interests of VAG. The purchase price was to be paid by the issuance of a senior secured promissory note in an aggregate principal amount of $15,000. At closing, the Company paid (i) $125 of principal on the senior secured promissory note in cash and (ii) $5,875 of principal on the note through issuing 35 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $9,000, which amount is to be paid quarterly commencing on September 30, 2013, with each quarterly payment to be a principal amount of $1,500 plus accrued but unpaid interest thereon (Note 16). With effective December 31, 2014, an amendment to the VAG unit purchase agreement was executed with the seller which reduced the purchase price for the VAG membership interest to $3,300. The amendment resulted from the inability of the seller to extend the minerals lease that covered a significant portion of the subject minerals, which was one of the post-closing conditions of the acquisition, and due to a downturn in market conditions. As a result of the amendment, the Company was released from net liabilities (net of working assets assumed on the acquisition date) of $8,444, which includes the remaining amount due under the original promissory note of $4,500 and the related share proceed guarantee and accrued interest. The Company received a receivable from the seller for the remaining difference between the original purchase price of $15,000 and the revised purchase price of $3,300. The Company impaired the remaining difference between the total amount capitalized, net of release from liabilities and receivables received, and the discounted cash flows attributable to minerals leases that remained after the amendment, resulting in an impairment charge of $4,341 recorded as of December 31, 2014. In connection with the receipt of the receivable from the seller, the Company recorded a $6,558 allowance for doubtful accounts in Selling, General and Administrative Expenses. The Company has now settled the remaining balance of the $15,000 Note and it has been released and discharged from any liabilities whatsoever under the $15,000 Note. The Pledge Agreement was cancelled and consequently the membership interests of VAG were released to the Company.

The common stock that was issued had a fair value in the amount of $4,238. As a result the purchase price has been adjusted to $13,363. The original purchase price allocation prior to the amendment discussed above follows:

Cash	$125
Common Stock Issued	5,875
Senior Security Note	9,000
Total purchase price	$15,000
Fair value adjustment	1,637
Total adjusted purchase price	$13,363

The total purchase price has been allocated as follows:

Accounts receivable	$16
Leased mineral rights	20,117
Accounts payable	(1,007)
Royalties payable	(875)
Contigent consideration	(4,052)
Asset retirement obligations	(836)
$13,363

On December 9, 2013, the Company acquired 100% of the issued and outstanding membership interests of Viking Prep Plant LLC (“VPP”), a Kentucky limited liability company, pursuant to the terms of a unit purchase agreement. VPP’s primary asset is a coal preparation plant located in Pike County, Kentucky. Pursuant to the unit purchase agreement, the Company agreed to pay $30,000 for the membership interests of VPP. The purchase price was to be paid through the issuance of a senior secured promissory note in an aggregate principal amount of $24,000 and a previously issued promissory note of $6,000. At closing, the Company paid (i) $10,000 of principal on the senior secured promissory note through issuing 207 shares of the Company’s common stock. Accordingly, immediately following the closing, the remaining balance on the senior secured promissory note was $14,000, which is to be paid quarterly commencing on December 31, 2013, with each quarterly payment to be a principal amount of $2,800 plus accrued but unpaid interest thereon (Note 16). Moreover, the previously issued $6,000 promissory note was due and payable in one balloon payment on October 21, 2013. The previously issued $6,000 promissory note was included in the December Settlement Agreement discussed in Note 14. During June 2014, the full amount of $6,000 had been fully repaid through the December Settlement Agreement and the Company had been released. As of December 31, 2014, the balance of the senior secured promissory note is $8,400.

The common stock that was issued had fair value in the amount of $8,402. As a result the purchase price has been adjusted to $28,402.

Common Stock issued	$10,000
Promissory Note	6,000
Senior Secured Note	14,000
Total purchase price	$30,000
Fair value adjustment	1,598
Total adjusted purchase price	$28,402

The total purchase price has been allocated as follows:

Accounts receivable	$166
Property, Plant and Equipment	9,650
Goodwill	28,007
Accounts payable	(2,076)
Contigent consideration	(7,239)
Asset retirement obligations	(106)
$28,402

Contingent consideration is in the form of share proceed guarantees refer to Note 22. In relation to asset retirement obligations recorded in purchase accounting please refer to Note 18. During fiscal year 2014, the Company has recorded a goodwill impairment charge of $4,693. Refer to Note 7. For the convertible notes issued for the acquisition of the VPP refer to Note 16.

The following unaudited pro forma information has been prepared for illustrative purposes only and assumes the Viking Acquisition Group LLC (“VAG”) and Viking Prep Plant LLC (“VPP”) acquisitions occurred on January 1, 2012. The unaudited pro forma results have been prepared based on estimates and assumptions which the Company believes are reasonable, however, they are not necessarily indicative of the consolidated results of operations had the VAG and VPP acquisitions occurred on January 1, 2012, or of future results of operations.

	Year Ended

	December 31, 2013	December 31, 2012
	Unaudited	Unaudited
	(In thousands)
Total Revenues
As reported	$7,343	$8,928
Pro forma VAG	7,984	9,311
Pro forma VPP	11,297	13,037
Pro forma Total	$11,938	$13,420

Operating Loss
As reported	$(83,169)	$(16,470)
Pro forma VAG	(82,818)	(17,084)
Pro forma VPP	(83,723)	(17,069)
Pro forma Total	$(85,409)	$(20,216)

Net loss applicable to common shareholders
As reported	$(158,232)	$(402,562)
Pro forma VAG	(157,881)	(403,176)
Pro forma VPP	(158,786)	(403,161)
Pro forma Total	$(160,468)	$(406,308)

Net loss per share applicable to common shareholders
As reported	$(297,989)	$(2,795,569)
Pro forma VAG	(297,328)	(2,799,835)
Pro forma VPP	(299,032)	(2,799,731)
Pro forma Total	$(302,200)	$(2,821,583)

Pro forma amounts included the following adjustments for depreciation, depletion and related interest expenses assuming the acquisition occurred on January 1, 2012:

	Year ended December 31, 2013	Year ended December 31, 2012
Depreciation Expense	$452	$483
Depletion Expense	57	95
Interest Expense	1,017	1,266